Short-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Short-term debt
Schedule of short-term debt

		2021
Credit line with Banco Nacional de México for Ps.1,000,000, for six months at a variable rate of TIIE 28 plus 1.0 percentage point.	Ps.	1,000,000
Credit line with HSBC Mexico for Ps.900,000, for six months, at a variable rate of TIIE 91 plus 0.50 percentage points.		900,000
Credit line with Banco Santander Mexico for Ps.1,000,000, for six months at a variable rate TIIE 28 plus 1.55 percentage points on average.		800,000
Total short-term debt		2,700,000